Schedule I - Additional Financial Information of Parent Company	12 Months Ended
Dec. 31, 2022
Additional information [abstract]
Schedule I - Additional Financial Information of Parent Company
Schedule I - Additional financial information of parent company
APOLLOMICS INC.
Condensed Profit or Loss and Other Comprehensive Income
(All amounts in thousands of US$)

	Year s ended December 31,
	2020	2021	2022
	US$	US$	US$
Other income	91	42	112
Other gains and losses	(88)	—	—
Fair value change of financial assets at FVTPL	108	2	323
Fair value change of convertible preferred shares	(26,572)	(37,424)	(189,646)
Research and development expenses	(2,131)	(2,643)	(992)
Administrative expenses	(4,877)	(4,494)	(1,982)
Issuance costs for convertible preferred shares	(3,782)	—	—
Other expense	(3,307)	(4,522)	(5,532)
Share of loss in subsidiaries	(34,347)	(45,757)	(43,094)

Loss before taxation	(74,905)	(94,796)	(240,811)

Income tax credit (expense)	—	—	—
Loss and total comprehensive expenses for the year, attributable to owners of the Company	(74,905)	(94,796)	(240,811)

Schedule I - Additional financial information of parent company
APOLLOMICS INC.
Condensed Statements of Financial Position
(All amounts in thousands of US$)

	As of December 31,
	2021	2022
	US$	US$
Non-current assets
Intangible assets	1,798	1,778
Amount due from subsidiaries	70,682	70,560

Total non-current assets	72,480	72,338

Current assets
Deposits, prepayments and deferred expenses	2,812	—
Financial assets at FVTPL	23,744	19,067
Cash and cash equivalents	32,861	6,001

Total current assets	59,417	25,068

Total assets	131,897	97,406

Current liabilities
Other payables and accruals	4,690	2,986
Financial liabilities arising from unvested restricted shares	1,647	68

Total current liabilities	6,337	3,054

Net current assets	53,080	22,014

Total assets less current liabilities	125,560	94,352

Non-current liabilities
Convertible preferred shares	322,215	511,861
Deficit in subsidiaries	16,207	30,611

Total non-current liabilities	338,422	542,472

Net liabilities	(212,862)	(448,120)

Equity
Share capital	40	41
Treasury shares	(1,647)	(68)
Share premium	11,888	12,279
Reserves	12,292	14,228
Accumulated losses	(235,435)	(474,600)

	(212,862)	(448,120)

Schedule I - Additional financial information of parent company
APOLLOMICS INC.
Condensed Statements of Cash Flows
(All amounts in thousands of US$)

	Year s ended December 31,
	2020	2021	2022
	US$	US$	US$
OPERATING ACTIVITIES
Loss before taxation	(74,905)	(94,796)	(240,811)
Adjustments for:
Share of loss in subsidiaries	34,347	45,757	43,094
Interest income	(91)	(42)	(112)
Amortization of intangible assets	—	20	20
Fair value change of financial assets at FVTPL	(108)	(2)	(323)
Fair value change of convertible preferred shares	26,572	37,424	189,646
Share-based payment expenses	4,510	4,056	818
Issuance costs for convertible preferred shares	3,782	—	—
Non-cash adjustments to other expenses	—	—	(2,563)

Operating cash flows before movements in working capital	(5,893)	(7,583)	(10,231)
(Increase)/decrease in deposits, prepayments and deferred expenses	(1,579)	162	2,812
Increase in other payables and accruals	6,288	1,119	859

NET CASH USED IN OPERATING ACTIVITIES	(1,184)	(6,302)	(6,560)

INVESTING ACTIVITIES
Interest received	91	42	112
Investment in subsidiaries	(16,596)	(27,150)	(25,926)
Advance to subsidiaries	(63,634)	(4,818)	(2,013)
Repayment from subsidiaries	—	—	2,135
Purchase of intangible assets	—	(1,500)	—
Repayment of loan to a director	131	—	—
Proceeds from disposal of financial asset at FVTPL	—	—	5,000

NET CASH USED IN INVESTING ACTIVITIES	(80,008)	(33,426)	(20,692)

FINANCING ACTIVITIES
Proceeds on issue of convertible preferred shares	124,250	—	—
Proceeds from issue of shares upon exercise of share options	6,029	141	392
Issuance costs paid for convertible preferred shares	(3,782)	—	—
Accrued issuance costs paid	(439)	(1,173)	—

NET CASH FROM (USED IN) FINANCING ACTIVITIES	126,058	(1,032)	392

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	44,866	(40,760)	(26,860)

CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	28,755	73,621	32,861

CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	73,621	32,861	6,001

Schedule I - Additional financial information of parent company
APOLLOMICS INC.
Notes to the condensed Financial Information of Parent Company
1. Schedule I has been provided pursuant to the requirements of Rule
12-04(a)
and
5-04(c)
of Regulation
S-X,
which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.
2. The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries. For the purpose of this Schedule I, Apollomics Inc., as the parent company, records its investments in subsidiaries under the equity method of accounting in accordance with International Accounting Standards 27
Separate Financial Statements
, as issued by the International Accounting Standards Board. Such investments are presented on the Condensed Statements of Financial Position as “Investment in subsidiaries”. Ordinarily under the equity, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduce to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries in investment in subsidiaries regardless of the carrying value of the investment in subsidiaries even though the parent company is not obligated to provide continuing support or fund losses. The excess amount is recorded as “Deficit in subsidiaries” on the Condensed Statements of Financial Position.
3. Certain information and footnote disclosures normally included in financial statements prepared in accordance with IFRSs have been condensed or omitted. The footnote disclosures provide certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.
4. As of December 31, 2021 and 2022, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or guarantees of Apollomics Inc, other than the redemption requirements of convertible preferred shares.